HELD FOR SALE AND DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2022
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities classified as held for sale	HELD FOR SALE AND DISCONTINUED OPERATIONS
The following table provides the details of assets and liabilities classified as held-for-sale as of June 30, 2022:

	Assets held-for-sale	Liabilities held-for-sale
Algeria	1,879	372
Other individual assets	22	—
Total assets and liabilities held for sale	1,901	372

Exercised Put option to sell entirety of its stake in Omnium Telecom Algerie SpA

On July 1, 2021, VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders' Agreement, the transaction is expected to be completed in Q3 2022 for a sale price of US$682.

The Company classified its operations in Algeria as held-for-sale and discontinued operations. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of Algeria assets as of July 1, 2021. The sale remains highly probable and as such, the classification as held-for-sale remains appropriate. The results for Algeria in the consolidated income statements and the consolidated statements of cash flows for the six-month periods ended June 30, 2022 and 2021 have been presented separately.
There were no triggering events indicating any impairment or decline in the fair value of Algeria subsequent to its measurement as held for sale and discontinued operation. As such, the net assets of Algeria are presented at lower of cost and fair value less costs to sell.
The following table shows the profit/(loss) and other comprehensive income relating to Algeria operations for the six-month periods ended June 30:

	Six-month period
Income statement and statement of comprehensive income	2022	2021

Operating revenue	323	323
Operating expenses	(182)	(286)
Other expenses	(7)	(9)
Profit / (loss) before tax for the period	134	28
Income tax benefit / (expense)	(12)	(8)
Profit / (loss) after tax for the period	122	20

Other comprehensive income / (loss)*	(68)	(25)
Total comprehensive income / (loss)	54	(5)

*other comprehensive income is relating to the foreign currency translation of discontinued operations.

The following table shows the assets and liabilities classified as held-for-sale relating to Algeria as of June 30, 2022:

2022
Property and equipment	554
Intangible assets excl. goodwill	116
Goodwill	951
Other non-current assets	35

Other current assets	223
Total assets held for sale	1,879

Non-current liabilities	93
Current liabilities	279
Total liabilities held for sale	372

Net assets of the discontinued operations of Algeria includes US$699 relating to cumulative currency translation losses as of June 30, 2022, which will be recycled through the consolidated income statement upon the completion of the sale.